CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME / (LOSS) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income / (loss)	€ 64	€ 190	€ (31)
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	(61)	24	12
Income tax on remeasurement on post-employment benefit obligations	13	(6)	(8)
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedges	(8)	(25)	46
Net investment hedges	4	(4)	0
Income tax on hedges	2	8	(15)
Currency translation differences	1	10	(20)
Other comprehensive (loss) / income	(49)	7	15
Total comprehensive income / (loss)	15	197	(16)
Attributable to:
Equity holders of Constellium	10	195	(15)
Non-controlling interests	5	2	(1)
Total comprehensive income / (loss)	€ 15	€ 197	€ (16)